Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001452937
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2020
Prospectus Date	rr_ProspectusDate	Apr. 01, 2020
FLAG-Forensic Accounting Long-Short ETF | FLAG-Forensic Accounting Long-Short ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLAG
Hull Tactical US ETF | Hull Tactical US ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTUS
Innovation Shares NextGen Protocol ETF | Innovation Shares NextGen Protocol ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KOIN
Ideanomics NextGen Vehicles & Technology ETF | Ideanomics NextGen Vehicles & Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EKAR